Financial instruments and related disclosures - Additional Information Capital and Risk Management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) wholesalers	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($) wholesalers	Dec. 31, 2025 EUR (€) wholesalers	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Net debt	£ 14,453,000,000	£ 13,095,000,000
Borrowings	14,453,000,000	13,095,000,000					£ 15,040,000,000	£ 17,197,000,000
Equity	15,956,000,000	13,086,000,000					£ 12,795,000,000	£ 10,096,000,000
Total capital including that provided by non-controlling interests	30,500,000,000	26,200,000,000
Current borrowings	3,012,000,000	2,349,000,000
Short-term finance access	£ 1,078,000,000	0
Number of largest US wholesalers | wholesalers	3		3	3
Trade receivables, net of loss allowance	£ 5,913,000,000	5,563,000,000
Trade receivables derecognised	754,000,000	846,000,000
US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Short-term finance access	1,078,000,000	0	$ 1,450
Euro commercial paper program
Disclosure of detailed information about financial instruments [line items]
Commercial papers authorised	5,000,000,000
Short-term finance access	0	0
Halk Bank | UK current year charge
Disclosure of detailed information about financial instruments [line items]
Cash held at unrated counterparties	15,000,000
Banco Bradesco | Brazil
Disclosure of detailed information about financial instruments [line items]
Cash held at unrated counterparties	2,000,000
Banco De La Produccion | Ecuador
Disclosure of detailed information about financial instruments [line items]
Cash held at unrated counterparties	4,000,000
US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Maximum drawdown of commercial papers	1,078,000,000	1,048,000,000	1,450		$ 1,315
Euro commercial paper program
Disclosure of detailed information about financial instruments [line items]
Maximum drawdown of commercial papers	642,000,000	145,000,000		€ 750		€ 170
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	3,400,000,000	3,900,000,000
Cash and cash equivalents held centrally	2,600,000,000	3,100,000,000
Amount held at European medium term note programme	20,000,000,000
Notes issued at European medium term note programme	8,800,000,000
Notes issued under us shelf registration	6,700,000,000		9,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	10,036,000,000	9,986,000,000
Bank balances and deposits	1,604,000,000	2,590,000,000
Credit risk | Group credit enhancements and credit insurance
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	£ 211,000,000	£ 307,000,000
Credit risk | ViiV Healthcare
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary	78.30%	78.30%
Credit risk | Total for all external credit grades | Wholesaler in the US
Disclosure of detailed information about financial instruments [line items]
Credit exposure	£ 1,300,000,000	£ 1,100,000,000
Credit risk | Lower than BBB-/Baa3
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	51,000,000	24,000,000
Credit risk | BBB/Baa
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	69,000,000	80,000,000
Credit risk | BBB -/ Baa3 Rated
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	23,000,000
Credit risk | BBB -/ Baa3 Rated | OTP Bank
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	13,000,000
Credit risk | BBB -/ Baa3 Rated | ICICI Bank
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	8,000,000
Credit risk | BBB -/ Baa3 Rated | State Bank of India
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	2,000,000
Wholesale and retail credit risk | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	£ 3,127,000,000	£ 2,766,000,000
Wholesale and retail credit risk | Non USA | Top of range
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	5.00%
Wholesale and retail credit risk | US | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	53.00%	50.00%
Wholesale and retail credit risk | US | In line with other pharmaceutical companies
Disclosure of detailed information about financial instruments [line items]
Percentage of sales of US Commercial Operation business to three largest wholesalers	79.00%	77.00%
Current: | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Commercial papers authorised	£ 7,400,000,000		10,000
Current: | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	£ 1,600,000,000		$ 2,200
Revolving credit facility, term	364 days
Later than one year and not later than three years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	£ 1,600,000,000
Revolving credit facility, term	3 years
Not later than three months | Credit risk | ViiV Healthcare
Disclosure of detailed information about financial instruments [line items]
Cash managed by group for subsidiary	£ 2,300,000,000	£ 1,900,000,000